UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2014 to June 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2014 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
France — 9.3%
BNP Paribas	16,176	$1,097
Peugeot SA1	35,752	529
Sanofi-Aventis SA	18,084	1,921
Schneider Electric SE	8,488	799
Technip SA	15,188	1,662

		6,008

Germany — 3.7%
Daimler AG	12,920	1,210
Siemens AG	9,147	1,208

		2,418

Hong Kong — 8.1%
China Merchants Holdings International Co. Ltd.	428,000	1,336
China Mobile Ltd.	168,000	1,630
CNOOC Ltd.	887,000	1,593
The Link Real Estate Investment Trust	126,470	681

		5,240

Japan — 8.2%
Hitachi Ltd.	222,000	1,626
KDDI Corp.	24,300	1,482
Komatsu Ltd.	40,100	931
Shin-Etsu Chemical Co. Ltd.	20,700	1,258

		5,297

Netherlands — 5.4%
Akzo Nobel NV	26,648	1,998
Reed Elsevier NV	64,262	1,474

		3,472

Singapore — 0.8%
Sembcorp Marine Ltd.	149,000	490

South Korea — 4.0%
Korea Electric Power Corp.	29,501	1,088
SK Telecom Co., Ltd.	6,351	1,484

		2,572

Switzerland — 4.4%
Credit Suisse Group	37,203	1,064
Novartis AG	19,506	1,766

		2,830

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2014 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
United Kingdom — 12.7%
Aviva PLC	81,340	$711
Barclays PLC	345,750	1,259
British American Tobacco PLC	19,844	1,181
HSBC Holdings PLC	109,200	1,107
International Consolidated Airlines Group SA1	297,437	1,886
Michael Page International PLC	125,097	923
Vodafone Group PLC	329,415	1,099

		8,166

United States — 38.5%
Altria Group Inc.	27,600	1,158
American Airlines Group Inc.	18,212	782
Anadarko Petroleum Corp.	9,900	1,084
Apollo Education Group Inc., Class A1	36,386	1,137
Boeing Co.	7,100	903
Carnival Corp.	24,600	926
Citigroup Inc.	38,300	1,804
CSX Corp.	52,635	1,622
EMC Corp.	61,300	1,615
First American Financial Corp.	47,459	1,319
Johnson & Johnson	12,350	1,292
Lorillard Inc.	7,700	469
Mattel Inc.	3,700	144
Microsoft Corp.	45,852	1,912
National Oilwell Varco Inc.	17,000	1,400
Oracle Corp.	43,800	1,775
Progressive Corp.	44,300	1,123
UnitedHealth Group Inc.	19,618	1,604
USG Corp.[1]	28,300	853
Walt Disney Co.	6,500	557
Wells Fargo & Co.	26,400	1,388

		24,867

Total Common Stock
(Cost $54,587) — 95.1%		61,360

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040%**	5,522,698	5,523

Total Short-Term Investment
(Cost $5,523) — 8.6%		5,523

Total Investments — 103.7%
(Cost $60,110)‡		66,883

Liabilities in Excess of Other Assets — (3.7)%		(2,386)

Net Assets — 100.0%		$64,497

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2014 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2014.
1	Non-income producing security.
‡	At June 30, 2014, the tax basis cost of the Fund’s investments was $60,110 and the unrealized appreciation and depreciation were $7,579 and ($806), respectively.

As of June 30, 2014, all of the Fund’s investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1300

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President
Date: August 28, 2014

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer
Date: August 28, 2014